UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of August 31, 2013 (Unaudited)

Gateway International Fund

Shares	Description	Value (†)
Common Stocks* – 93.3% of Net Assets
	Australia – 8.5%
6,883	Amcor Ltd.(b)	$63,678
15,074	Aurizon Holdings Ltd.(b)	60,840
7,786	Australia & New Zealand Banking Group Ltd.(b)	204,414
9,070	BHP Billiton Ltd.(b)	286,827
8,555	Brambles Ltd.(b)	66,670
5,010	Cardno Ltd.(b)	28,436
4,303	Commonwealth Bank of Australia(b)	277,604
1,497	CSL Ltd.(b)	90,397
1,730	McMillan Shakespeare Ltd.(b)	18,166
6,515	National Australia Bank Ltd.(b)	187,119
5,180	New Hope Corp. Ltd.(b)	19,773
2,909	Newcrest Mining Ltd.(b)	34,177
6,013	Oil Search Ltd.(b)	44,741
2,662	Orica Ltd.(b)	44,266
5,088	Origin Energy Ltd.(b)	59,650
3,321	Premier Investments Ltd.(b)	23,939
4,406	QBE Insurance Group Ltd.(b)	59,358
2,147	Rio Tinto Ltd.(b)	110,540
5,713	SAI Global Ltd.(b)	21,590
7,081	Suncorp Group Ltd.(b)	77,349
35,467	Telstra Corp. Ltd.(b)	154,330
3,357	Wesfarmers Ltd.(b)	121,061
12,882	Westfield Group(b)	126,701
8,232	Westpac Banking Corp.(b)	228,519
2,001	Woodside Petroleum Ltd.(b)	67,720
3,910	Woolworths Ltd.(b)	123,854

		2,601,719

	Euro Zone – 29.2%
1,724	Accor S.A.(b)	65,235
2,973	Allianz SE, (Registered)(b)	425,932
1,409	Alstom S.A.(b)	49,618
3,460	Anheuser-Busch InBev NV(b)	322,683
34,230	Banco Bilbao Vizcaya Argentaria S.A.(b)	327,118
56,397	Banco Santander S.A.(b)	398,514
4,379	BASF SE(b)(c)	383,019
3,744	Bayer AG, (Registered)(b)	416,128
565	Belgacom S.A.(b)	13,526
6,122	BNP Paribas S.A.(b)	383,829
1,196	Bouygues S.A.(b)	37,345
728	Casino Guichard Perrachon S.A.(b)	68,906
5,583	Daimler AG, (Registered)(b)	383,094
2,604	Danone S.A.(b)	193,895
5,451	Deutsche Bank AG, (Registered)(b)	236,632
9,340	E.ON AG(b)	147,800
2,143	Electricite de France S.A.(b)	60,029
14,943	ENI SpA(b)	340,368
124,206	Intesa Sanpaolo SpA(b)	202,206
804	Kerry Group PLC, Class A(b)	50,405

Shares	Description	Value (†)
Common Stocks* – continued
	Euro Zone – continued
437	Kone OYJ, Class B(b)	$35,673
1,531	Koninklijke DSM NV(b)	112,968
1,094	Legrand S.A.(b)	55,459
194	Linde AG(b)	37,285
1,692	LVMH Moet Hennessy Louis Vuitton S.A.(b)	296,443
14,215	Orange S.A.(b)	144,298
375	OSRAM Licht AG(d)	15,012
225	Pernod-Ricard S.A.(b)	26,102
1,840	Sampo OYJ, A Shares(b)	76,590
5,727	Sanofi(b)(c)	548,855
4,183	SAP AG(b)(c)	308,951
3,277	Schneider Electric S.A.(b)	250,629
1,720	SCOR SE(b)	53,802
692	SES S.A.(b)	20,312
3,758	Siemens AG, (Registered)(b)(c)	398,033
10,885	Snam SpA(b)	50,919
4,902	Societe Generale S.A.(b)	214,675
282	Sodexo(b)	24,886
46,529	Telecom Italia SpA(b)	25,724
21,908	Telefonica S.A.(c)(d)	297,829
620	Thales S.A.(b)	30,546
2,212	ThyssenKrupp AG(b)(d)	46,494
10,907	Total S.A.(b)(c)	603,985
393	Umicore S.A.(b)	18,198
8,553	Unilever NV(b)	321,812
3,850	Vinci S.A.(b)	198,648
717	Volkswagen AG(b)	159,343
689	Wereldhave NV(b)	45,891

		8,925,644

	Hong Kong – 3.3%
18,173	AIA Group Ltd.(b)	79,310
132,658	Bank of China Ltd., Class H(b)	55,796
119,564	China Construction Bank Corp., Class H(b)	87,368
8,026	China Mobile Ltd.(b)	86,502
10,052	China Shenhua Energy Co. Ltd., Class H(b)	31,134
5,020	CLP Holdings Ltd.(b)	40,169
28,820	CNOOC Ltd.(b)	56,986
2,420	Hang Seng Bank Ltd.(b)	37,553
3,305	Hong Kong Exchanges & Clearing Ltd.(b)	50,526
17,381	HSBC Holdings PLC(b)	182,004
108,377	Industrial & Commercial Bank of China Ltd., Class H(b)	70,868
10,100	MTR Corp. Ltd.(b)	38,168
39,352	PetroChina Co. Ltd., Class H(b)	42,780
1,662	Tencent Holdings Ltd.(b)	77,662
7,034	Wharf Holdings Ltd.(b)	57,385

		994,211

	Japan – 20.5%
4,183	Advantest Corp.(b)	51,081
1,674	Air Water, Inc.(b)	22,366
3,159	Alps Electric Co. Ltd.(b)	22,503
2,064	Asahi Group Holdings Ltd.(b)	51,066

Shares	Description	Value (†)
Common Stocks* – continued
	Japan – continued
2,198	Astellas Pharma, Inc.(b)	$111,830
2,393	Bridgestone Corp.(b)	78,104
3,038	Canon, Inc.(b)(c)	90,862
2,978	Chiyoda Corp.(b)	33,899
2,120	Coca-Cola West Co. Ltd.(b)	41,991
2,567	Credit Saison Co. Ltd.(b)	58,635
4,062	Daiichi Sankyo Co. Ltd.(b)	69,491
2,131	Daikin Industries Ltd.(b)	102,028
3,568	Dainippon Screen Manufacturing Co. Ltd.(b)(d)	16,762
2,636	Denso Corp.(b)	119,745
2,507	Dentsu, Inc.(b)	83,192
2,138	Eisai Co. Ltd.(b)	86,788
1,780	FANUC Corp.(b)(c)	270,132
1,821	Fast Retailing Co. Ltd.(c)	586,267
2,658	FUJIFILM Holdings Corp.(b)	57,671
586	Hamamatsu Photonics KK(b)	18,871
4,197	Hankyu Hanshin Holdings, Inc.(b)	22,593
9,018	Hanwa Co. Ltd.(b)	38,797
3,724	Hitachi Construction Machinery Co. Ltd.(b)	72,462
4,289	Honda Motor Co. Ltd.(b)(c)	153,783
265	Idemitsu Kosan Co. Ltd.(b)	21,973
3,073	Ito En Ltd.(b)	69,042
2,316	Japan Tobacco, Inc.(b)	78,223
2,116	JGC Corp.(b)	72,064
6,011	JTEKT Corp.(b)	77,726
3,648	Kamigumi Co. Ltd.(b)	29,044
5,652	Kaneka Corp.(b)	36,000
2,097	Kao Corp.(b)	61,034
3,745	KDDI Corp.(b)(c)	178,031
4,192	Keikyu Corp.(b)	35,754
2,839	Kokuyo Co. Ltd.(b)	20,539
3,173	Komatsu Ltd.(b)	68,914
2,227	Konami Corp.(b)	49,020
1,077	Kurita Water Industries Ltd.(b)	21,622
2,103	Kyocera Corp.(b)(c)	214,176
445	Lawson, Inc.(b)	33,420
2,425	MISUMI Group, Inc.(b)	59,330
3,677	Mitsubishi Corp.(b)	68,406
2,653	Mitsubishi Estate Co. Ltd.(b)	68,538
11,657	Mitsubishi UFJ Lease & Finance Co. Ltd.(b)	52,551
4,714	Mitsui & Co. Ltd.(b)	65,189
3,194	Mitsui Fudosan Co. Ltd.(b)	99,990
2,151	Nagase & Co. Ltd.(b)	25,574
30,366	Nagoya Railroad Co. Ltd.(b)	84,734
2,593	Nikon Corp.(b)	43,569
5,869	Nomura Holdings, Inc.(b)	40,466
23	NTT Data Corp.(b)	81,900
6,371	OKUMA Corp.(b)	47,779
2,935	Ricoh Co. Ltd.(b)	31,583
2,217	Secom Co. Ltd.(b)	126,431
3,960	Seino Holdings Corp.(b)	35,175
2,488	Seven & I Holdings Co. Ltd.(b)	85,179
2,505	Shin-Etsu Chemical Co. Ltd.(b)(c)	149,906

Shares	Description	Value (†)
Common Stocks* – continued
	Japan – continued
2,967	Shionogi & Co. Ltd.(b)	$57,617
5,696	Softbank Corp.(b)(c)	355,351
8,161	Sumitomo Corp.(b)	102,812
5,285	Sumitomo Metal Mining Co. Ltd.(b)	70,615
2,286	Sumitomo Realty & Development Co. Ltd.(b)	99,909
3,231	Suzuki Motor Corp.(b)	68,980
4,748	Taiyo Nippon Sanso Corp.(b)	30,924
2,219	Taiyo Yuden Co. Ltd.(b)	27,758
2,111	Takeda Pharmaceutical Co. Ltd.(b)	95,533
2,009	TDK Corp.(b)	72,271
2,123	Terumo Corp.(b)	101,261
2,483	Tokyo Electron Ltd.(b)(c)	102,781
7,020	Toyo Ink SC Holdings Co. Ltd.(b)	32,325
2,437	Toyo Suisan Kaisha Ltd.(b)	73,111
4,096	Toyota Motor Corp.(b)	246,380
3,241	Toyota Tsusho Corp.(b)	74,065
1,976	Trend Micro, Inc.(b)	68,857
3,353	Yamato Holdings Co. Ltd.(b)	71,743

		6,246,094

	Switzerland – 9.3%
468	Aryzta AG(b)	29,870
710	Baloise Holding AG, (Registered)(b)	75,128
1,919	Clariant AG, (Registered)(b)	31,066
305	Dufry AG, (Registered)(b)(d)	40,472
1,051	EFG International AG(b)	14,438
3,443	GAM Holding AG(b)	60,671
501	Gategroup Holding AG(b)(d)	12,150
385	Kuehne & Nagel International AG, (Registered)(b)	47,922
930	Logitech International S.A., (Registered)(b)	6,801
1,629	Meyer Burger Technology AG(b)(d)	16,499
9,766	Nestle S.A., (Registered)(c)	639,128
1,008	Nobel Biocare Holding AG, (Registered)(b)	14,505
8,155	Novartis AG, (Registered)(c)	594,089
2,571	OC Oerlikon Corp. AG, (Registered)(b)	31,879
2,226	Roche Holding AG(b)	554,864
364	Schindler Holding AG(b)	50,138
3,187	Schmolz & Bickenbach AG, (Registered)(b)(d)	11,612
630	Sonova Holding AG, (Registered)(b)	69,681
409	Sulzer AG, (Registered)(b)	59,585
1,028	Swatch Group AG (The), (Registered)(b)	102,883
228	Swiss Life Holding AG, (Registered)(b)	42,697
676	Temenos Group AG, (Registered)(b)	16,384
1,579	Transocean Ltd.(b)	71,605
13,501	UBS AG, (Registered)(b)	260,861

		2,854,928

	United Kingdom – 22.5%
2,056	African Barrick Gold PLC(b)	6,050
4,505	Anglo American PLC(b)	103,348
4,042	AstraZeneca PLC(b)	199,018
3,187	Babcock International Group PLC(b)	56,171
5,031	Balfour Beatty PLC(b)	19,218

Shares	Description	Value (†)
Common Stocks* – continued
	United Kingdom – continued
37,546	Barclays PLC(b)	$164,474
1,124	Berkeley Group Holdings PLC(b)	36,922
10,118	BG Group PLC(b)	192,526
7,702	BHP Billiton PLC(b)	224,016
57,321	BP PLC(b)(c)	396,364
5,979	British American Tobacco PLC(c)	302,326
29,061	BT Group PLC(b)	146,366
2,865	Bunzl PLC(b)	60,464
9,425	Capital & Counties Properties PLC(b)	46,380
5,335	Catlin Group Ltd.(b)	38,632
2,525	Close Brothers Group PLC(b)	40,582
974	Croda International PLC(b)	39,227
920	Derwent London PLC(b)	33,005
8,328	Diageo PLC(b)	255,223
4,607	Ferrexpo PLC(b)	11,874
14,663	GlaxoSmithKline PLC(c)	373,959
16,570	Glencore Xstrata PLC(b)	78,421
3,847	Great Portland Estates PLC(b)	31,800
3,998	Greene King PLC(b)	51,662
5,085	Halma PLC(b)	43,062
13,970	Hays PLC(b)	22,163
3,284	Hiscox Ltd.(b)	32,853
53,468	HSBC Holdings PLC(b)(c)	559,807
3,729	IG Group Holdings PLC(b)	32,837
4,756	Inchcape PLC(b)	43,388
3,469	Invensys PLC	26,372
8,821	Jardine Lloyd Thompson Group PLC(b)	123,565
3,458	John Wood Group PLC(b)	43,176
8,051	Ladbrokes PLC(b)	23,052
18,155	Marston’s PLC(b)	43,937
7,532	Meggitt PLC(b)	61,504
10,416	Melrose Industries PLC(b)	47,591
13,675	National Grid PLC(b)	157,432
7,263	Pennon Group PLC(b)	78,906
2,090	Petropavlovsk PLC(b)	3,433
11,861	Prudential PLC(b)	198,388
2,421	Reckitt Benckiser Group PLC(b)	164,529
20,368	Rentokil Initial PLC(b)	31,739
4,555	Restaurant Group PLC(b)	38,115
4,185	Rio Tinto PLC(c)	188,952
661	Rotork PLC(b)	27,773
17,839	Royal Dutch Shell PLC, A Shares(c)	576,948
3,676	SABMiller PLC(b)	175,214
825	Spirax-Sarco Engineering PLC	38,039
6,626	Standard Chartered PLC(b)	148,070
1,469	Telecity Group PLC(b)	18,676
26,053	Tesco PLC(b)	148,058
986	Ultra Electronics Holdings PLC(b)	28,357
4,404	Unilever PLC(b)	167,923
148,934	Vodafone Group PLC(b)	479,793
2,500	WH Smith PLC(b)	32,833

Shares	Description	Value (†)
Common Stocks* – continued
	United Kingdom – continued
7,636	WPP PLC(b)	$141,461

		6,855,974

	Total Common Stocks (Identified Cost $25,206,955)	28,478,570

Contracts	Description	Value (†)
Purchased Options(e) – 0.5%
	Index Options – 0.5%
39	On EURO STOXX 50®, Put expiring September 20, 2013 at 2300	1,481
65	On EURO STOXX 50®, Put expiring September 20, 2013 at 2400	4,359
62	On EURO STOXX 50®, Put expiring October 18, 2013 at 2500	19,471
79	On EURO STOXX 50®, Put expiring October 18, 2013 at 2600	42,525
20	On FTSE 100 Index, Put expiring September 20, 2013 at 5700	2,004
32	On FTSE 100 Index, Put expiring October 18, 2013 at 5900	17,148
15	On FTSE 100 Index, Put expiring October 18, 2013 at 6000	10,249
7	On Hang Seng Index®, OTC Put expiring September 27, 2013 at 20000(f)	3,637
22	On Nikkei 225™, Put expiring October 11, 2013 at 11500	14,561
15	On Nikkei 225™, Put expiring October 11, 2013 at 12000	19,745
8	On Nikkei 225™, Put expiring November 08, 2013 at 12000	16,584
9	On S&P ASX 200 Index, OTC Put expiring September 19, 2013 at 4450(f)	24
10	On S&P ASX 200 Index, OTC Put expiring September 19, 2013 at 4500(f)	31
9	On S&P ASX 200 Index, OTC Put expiring September 19, 2013 at 4650(f)	260
8	On S&P ASX 200 Index, OTC Put expiring October 17, 2013 at 4500(f)	679
11	On S&P ASX 200 Index, OTC Put expiring October 17, 2013 at 4550(f)	1,097
9	On S&P ASX 200 Index, OTC Put expiring October 17, 2013 at 4600(f)	1,118
8	On Swiss Market Index, Put expiring September 20, 2013 at 6600	145
15	On Swiss Market Index, Put expiring September 20, 2013 at 7200	2,097
11	On Swiss Market Index, Put expiring November 15, 2013 at 7300	10,399

	Total Purchased Options (Identified Cost $169,922)	167,614

Principal Amount	Description	Value (†)
Short-Term Investments – 4.2%
$1,278,090	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/30/2013 at 0.000% to be repurchased at $1,278,090 on 9/03/2013 collateralized by $1,310,000 U.S. Treasury Note, 0.250% due 8/15/2015 valued at $1,306,346 including accrued interest(g) (Identified Cost $1,278,090)	1,278,090

	Total Investments – 98.0% (Identified Cost $26,654,967)(a)	29,924,274
	Other assets less liabilities – 2.0%	610,037

	Net Assets – 100.0%	$30,534,311

Contracts	Description	Value (†)
Written Options(e) – (1.3%)
	Index Options – (1.3%)
57	On EURO STOXX 50®, OTC Call expiring September 20, 2013 at 2700(f)	$(53,453)
60	On EURO STOXX 50®, OTC Call expiring September 20, 2013 at 2800(f)	(15,814)
47	On EURO STOXX 50®, OTC Call expiring October 18, 2013 at 2700(f)	(56,622)
81	On EURO STOXX 50®, OTC Call expiring October 18, 2013 at 2850(f)	(26,970)
16	On FTSE 100 Index, OTC Call expiring September 20, 2013 at 6500(f)	(14,293)
12	On FTSE 100 Index, OTC Call expiring September 20, 2013 at 6550(f)	(7,011)
15	On FTSE 100 Index, OTC Call expiring September 20, 2013 at 6600(f)	(5,650)
12	On FTSE 100 Index, OTC Call expiring October 18, 2013 at 6400(f)	(29,510)
12	On FTSE 100 Index, OTC Call expiring October 18, 2013 at 6450(f)	(23,262)
3	On Hang Seng Index®, OTC Call expiring September 27, 2013 at 21600(f)	(7,126)
4	On Hang Seng Index®, OTC Call expiring September 27, 2013 at 21800(f)	(6,859)
8	On Nikkei 225™, OTC Call expiring September 13, 2013 at 13750(f)	(8,081)
12	On Nikkei 225™, OTC Call expiring September 13, 2013 at 13875(f)	(8,426)
6	On Nikkei 225™, OTC Call expiring September 13, 2013 at 14000(f)	(2,811)
6	On Nikkei 225™, OTC Call expiring October 11, 2013 at 13375(f)	(23,726)
6	On Nikkei 225™, OTC Call expiring October 11, 2013 at 13500(f)	(20,311)
7	On Nikkei 225™, OTC Call expiring October 11, 2013 at 14250(f)	(8,466)
9	On S&P ASX 200 Index, OTC Call expiring September 19, 2013 at 4950(f)	(13,413)
9	On S&P ASX 200 Index, OTC Call expiring September 19, 2013 at 4975(f)	(11,711)
11	On S&P ASX 200 Index, OTC Call expiring September 19, 2013 at 5000(f)	(12,119)
12	On S&P ASX 200 Index, OTC Call expiring October 17, 2013 at 5000(f)	(17,127)
14	On S&P ASX 200 Index, OTC Call expiring October 17, 2013 at 5050(f)	(15,446)
8	On Swiss Market Index, OTC Call expiring September 20, 2013 at 7750(f)	(10,620)
13	On Swiss Market Index, OTC Call expiring September 20, 2013 at 7950(f)	(5,604)
13	On Swiss Market Index, OTC Call expiring September 20, 2013 at 8000(f)	(3,623)

	Total Written Options (Premiums Received $715,399)	$(408,054)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

International index options traded on foreign exchanges are valued at the most recent settlement price. Over-the-counter (“OTC”) international index options are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service. OTC international index options not priced through an independent pricing service are valued based on prices obtained from broker-dealers. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. Additionally, the Fund may hold index options traded in foreign markets. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities or options, such securities or options are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities or options, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At August 31, 2013, approximately 96% of the market value of investments and 100% of the market value of written options were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities or options.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

*	Common stocks are grouped by geographical regions that correspond to the markets underlying each of the indices on which the Fund writes call options and buys put options.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At August 31, 2013, the net unrealized appreciation on investments based on a cost of $26,654,967 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,168,085
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(898,778)

Net unrealized appreciation	$3,269,307

At November 30, 2012, the Fund had a short-term capital loss carryforward of $983,410 with no expiration date and a long-term capital loss carryforward of $34,401 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open outstanding call options.
(c)	All or a portion of this security has been pledged as collateral for outstanding call options.
(d)	Non-income producing security.
(e)	The Fund’s investment strategy makes use of exchange-traded and over-the-counter (“OTC”) index options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. When the Fund enters into OTC index options, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.
(f)	Counterparty is UBS AG.
(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

OTC	Over-the-Counter

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Euro Zone	$39,898	$8,885,746	$—	$8,925,644
Switzerland	11,612	2,843,316	—	2,854,928
All Other Common Stocks*	—	16,697,998	—	16,697,998

Total Common Stocks	51,510	28,427,060	—	28,478,570

Purchased Options*	—	167,614	—	167,614
Short-Term Investments	—	1,278,090	—	1,278,090

Total	$51,510	$29,872,764	$—	$29,924,274

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(408,054)	$—	$(408,054)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Common stocks valued at $39,720 were transferred from Level 2 to Level 1 during the period ended August 31, 2013. At August 31, 2013, these securities were valued at the last sale price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options contracts.

The Fund seeks to capture the majority of the returns associated with international developed market equity investments, while exposing investors to less risk than such investments generally. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks of non-U.S. companies, including, but not limited to, Australia, the United Kingdom, the Euro Zone, Hong Kong, Japan and Switzerland, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The Fund typically sells call options and buys put options on market indices that represent a significant portion of the capitalization in each of the markets in which the Fund’s equity investments are traded. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended August 31, 2013, the Fund used written index call options and purchased index put options in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of August 31, 2013:

Assets	Investments at value[1]
Over-the-counter asset derivatives Equity contracts	$6,846
Exchange traded/cleared asset derivatives Equity contracts	160,768

Total asset derivatives	$167,614

Liabilities	Options Written at value
Over-the-counter liability derivatives Equity contracts	$ (408,054)

1 Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including options, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Collateral posted by the Fund may be in addition to the independent amount required by the counterparty. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of August 31, 2013, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(401,208)	$7,906,372

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. This risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties as collateral may be subject to bankruptcy court proceedings. As of August 31, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities pledged to counterparties as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $7,913,218 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $7,906,372.

Industry Summary at August 31, 2013 (Unaudited)

Commercial Banks	12.2%
Pharmaceuticals	10.2
Oil, Gas & Consumable Fuels	8.0
Food Products	4.8
Insurance	4.2
Metals & Mining	3.9
Wireless Telecommunication Services	3.6
Automobiles	3.3
Beverages	3.1
Chemicals	3.1
Machinery	2.9
Diversified Telecommunication Services	2.6
Specialty Retail	2.2
Capital Markets	2.1
Other Investments, less than 2% each	27.6
Short-Term Investments	4.2

Total Investments	98.0
Other assets less liabilities (including open written options)	2.0

Net Assets	100.0%

Country of Risk Summary at August 31, 2013 (Unaudited)

United Kingdom	21.0%
Japan	20.7
France	10.9
Germany	9.7
Switzerland	9.4
Australia	8.5
Netherlands	3.4
Spain	3.4
Italy	2.1
Other Investments, less than 2% each	4.7
Short-Term Investments	4.2

Total Investments	98.0
Other assets less liabilities (including open written options)	2.0

Net Assets	100.0%

Currency Exposure Summary at August 31, 2013 (Unaudited)

Euro	29.4%
British Pound	22.6
Japanese Yen	20.7
Swiss Franc	9.3
Australian Dollar	8.5
United States Dollar	4.2
Hong Kong Dollar	3.3

Total Investments	98.0
Other assets less liabilities (including open written options)	2.0

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 23, 2013

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	October 23, 2013